NET INCOME/(LOSS) PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
NET INCOME PER SHARE:
NET INCOME / (LOSS) PER SHARE

Basic net income per share is calculated by dividing the net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net income per share also includes the weighted average number of outstanding warrants and options in the denominator. In the event of a loss, the diluted loss per share is the same as basic loss per share. Because of the net loss, the weighted average number of diluted shares of common stock outstanding for the three months ended March 31, 2015 included 8,184,126 shares of common stock, 0 shares of common stock issuable upon the exercise of outstanding common stock purchase warrants, and 0 shares of common stock issuable upon the exercise of outstanding options to purchase common stock. Had we posted positive net income for the three months ended March 31, 2015, the weighted average number of diluted shares of common stock outstanding at the end of the period would have included 8,184,126 shares of common stock, 115,139 shares of common stock issuable upon the exercise of outstanding common stock purchase warrants, and 376,222 shares of common stock issuable upon the exercise of outstanding options to purchase common stock. The following table represents the computation of basic and diluted income and (losses) per share for the three months ended March 31, 2015 and 2014.

	March 31, 2015	March 31, 2014
Income / (Losses) available for common shareholders	$(42,263)	$893,346

Basic weighted average common shares outstanding	8,184,126	8,138,018
Basic income / (loss) per share	$(0.01)	$0.11

Diluted weighted average common shares outstanding	8,184,126	8,527,826
Diluted income / (loss) per share	$(0.01)	$0.10

    Net income / (loss) per share is based upon the weighted average shares of common stock outstanding.

Basic income per share is calculated by dividing net income attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted income per share is calculated by dividing net income attributable to common stockholders by the weighted average fully diluted number of shares of common stock outstanding during the period. For the years ended December 31, 2014 and 2013, the following potential shares of common stock were included in the number of shares of common stock outstanding for the calculation of diluted income per share.

	December 31,
	2014	2013
Warrants	188,391	569,142
Options	208,778	176,000
Preferred Stock (as converted)	0	375,000
Total	397,169	1,120,142

The following table represents the computation of basic and diluted losses per share at December 31, 2014 and 2013:

	December 31,	December 31,
	2014	2013
Net income (losses) available for common shareholders	1,673,602	1,292,425

Basic weighted average common shares outstanding	8,180,428	7,830,909
Basic income (loss) per share	0.20	0.17
Diluted weighted average common shares outstanding	8,577,597	8,951,051
Diluted income (loss) per share	.20	0.14

Net loss per share is based upon the weighted average shares of common stock outstanding.